Financial instruments - Risk management and fair value- Summary of Company's financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Asset held for sale	$ 135,542	$ 120,006
Total assets	3,853,384	4,357,378
Derivative financial instruments	245,560
Total liabilities	2,569,826	$ 2,422,472
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	135,542
Non-recurring fair value measurement | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale	135,542
Non-recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0
Non-recurring fair value measurement | Level 1 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale	0
Non-recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0
Non-recurring fair value measurement | Level 2 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale	0
Non-recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	135,542
Non-recurring fair value measurement | Level 3 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale	135,542
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total liabilities	245,560
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	245,560
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | Level 1 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	0
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total liabilities	245,560
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	245,560
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total liabilities	0
Recurring fair value measurement | Level 3 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	$ 0